Derivative Financial Instruments and Market Risks - Summary of Operating Currency Hedging Instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notional amount [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	€ 5,241	€ 5,480	€ 3,047
Notional amount [Member] | Forward currency sales [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	3,592	3,963	2,142
Notional amount [Member] | Forward currency sales in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1,043	1,850	672
Notional amount [Member] | Forward currency sales in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	870	156	114
Notional amount [Member] | Forward currency sales in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	327	453	339
Notional amount [Member] | Forward currency sales in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	248	206	159
Notional amount [Member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	144
Notional amount [Member] | Forward currency purchases [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1,649	1,517	905
Notional amount [Member] | Forward currency purchases in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	373	283
Notional amount [Member] | Forward currency purchases in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	360	233	104
Notional amount [Member] | Forward currency purchases in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	205	400	204
Notional amount [Member] | Forward currency purchases in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	196		86
Notional amount [Member] | Forward currency purchases in Hungarian Forint [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	81	82	90
Notional amount [Member] | Forward currency sales in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			130
Notional amount [Member] | Forward currency purchases in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			109
Notional amount [Member] | Forward currency sales in Swiss Franc [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		253
Notional amount [Member] | Forward currency purchases in Swiss Franc [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		84
Notional amount [Member] | Not eligible for hedge accounting [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	5,241	5,480	3,047
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	3,592	3,963	2,142
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1,043	1,850	672
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	870	156	114
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	327	453	339
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	248	206	159
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	144
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1,649	1,517	905
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	373	283
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	360	233	104
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	205	400	204
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	196		86
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Hungarian Forint [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	81	82	90
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			130
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			109
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Swiss Franc [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		253
Notional amount [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Swiss Franc [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		84
Fair value [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	3	(25)	16
Fair value [Member] | Forward currency sales [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	11	(25)	27
Fair value [Member] | Forward currency sales in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	15	(17)	(2)
Fair value [Member] | Forward currency sales in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	1
Fair value [Member] | Forward currency sales in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(1)	(2)	1
Fair value [Member] | Forward currency sales in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	5	(1)
Fair value [Member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	2
Fair value [Member] | Forward currency purchases [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(8)		(11)
Fair value [Member] | Forward currency purchases in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(3)	(2)
Fair value [Member] | Forward currency purchases in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(4)	1	(1)
Fair value [Member] | Forward currency purchases in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(2)	1
Fair value [Member] | Forward currency purchases in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			2
Fair value [Member] | Forward currency purchases in Hungarian Forint [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1		(1)
Fair value [Member] | Forward currency sales in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			22
Fair value [Member] | Forward currency purchases in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			(9)
Fair value [Member] | Forward currency sales in Swiss Franc [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		(1)
Fair value [Member] | Not eligible for hedge accounting [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	3	(25)	16
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	11	(25)	27
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	15	(17)	(2)
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	1
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(1)	(2)	1
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	1	5	(1)
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Saudi Riyal [member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	2
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(8)		(11)
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Japanese Yen [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(3)	(2)
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Singapore Dollar [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(4)	1	(1)
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in USD [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	(2)	1
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Chinese Yuan Renminbi [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			2
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Hungarian Forint [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments	€ 1		(1)
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			22
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency purchases in Russian Rouble [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments			€ (9)
Fair value [Member] | Not eligible for hedge accounting [Member] | Forward currency sales in Swiss Franc [Member]
Disclosure of Information about Credit Exposures Designated as Measured at Fair Value Through Profit or Loss [Line Items]
Derivative financial instruments		€ (1)